UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

Institutional Shares - PDAIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Institutional Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	$38	0.75%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$131,453,615	780	$194,818	64%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

United States
44.7%
U.S. Treasury Obligation
9.7%
Japan
8.6%
United Kingdom
3.9%
India
3.4%
China
2.2%
Hong Kong
2.1%
Germany
2.1%
Taiwan
1.8%
South Korea
1.7%
France
1.4%
Canada
0.9%
Exchange-Traded Fund
0.4%
Other Countries
9.0%
Forward Contracts
0.4%
Futures Contracts
-0.9%

Table Summary
Value	Value
Futures Contracts	-0.9%
Forward Contracts	0.4%
Other Countries	9.0%
Exchange-Traded Fund	0.4%
Canada	0.9%
France	1.4%
South Korea	1.7%
Taiwan	1.8%
Germany	2.1%
Hong Kong	2.1%
China	2.2%
India	3.4%
United Kingdom	3.9%
Japan	8.6%
U.S. Treasury Obligation	9.7%
United States	44.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	4.2%
Alphabet, Cl A	2.6%
Microsoft	2.4%
Apple	2.4%
JPMorgan Chase	2.2%
GS Finance	1.9%
Amazon.com	1.6%
Bank of America	1.5%
Morgan Stanley	1.5%
Japan Government Thirty Year Bond	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-225-4164

  https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-225-4164 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PDAIX-SAR-2026

The Advisors' Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

Investor Servicing Shares - PDAVX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Investor Servicing Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	$45	0.90%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$131,453,615	780	$194,818	64%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.9%
Forward Contracts	0.4%
Other Countries	9.0%
Exchange-Traded Fund	0.4%
Canada	0.9%
France	1.4%
South Korea	1.7%
Taiwan	1.8%
Germany	2.1%
Hong Kong	2.1%
China	2.2%
India	3.4%
United Kingdom	3.9%
Japan	8.6%
U.S. Treasury Obligation	9.7%
United States	44.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	4.2%
Alphabet, Cl A	2.6%
Microsoft	2.4%
Apple	2.4%
JPMorgan Chase	2.2%
GS Finance	1.9%
Amazon.com	1.6%
Bank of America	1.5%
Morgan Stanley	1.5%
Japan Government Thirty Year Bond	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-225-4164

  https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-225-4164 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PDAVX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

PineBridge® INVESTMENTS

A MetLife Investment Management Company

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
APRIL 30, 2026

Investment Adviser:

PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets	39
Financial Highlights	40
Notes to Financial Statements	44
Other Information (Form N-CSRS Items 8-11)	69

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 72.2%

	Shares	Value
Australia — 0.3%
Energy — 0.0%
Deep Yellow *	13,643	$18,276
Paladin Energy *	2,744	23,394
		41,670
Industrials — 0.0%
Silex Systems *	5,453	22,522
Information Technology — 0.0%
NEXTDC *	4,425	45,931
Materials — 0.3%
BHP Group	5,363	212,263
Sandfire Resources *	9,182	110,933
		323,196
Total Australia		433,319
Austria — 0.1%
Financials — 0.1%
Erste Group Bank	980	108,287
Raiffeisen Bank International	305	16,636
		124,923
Utilities — 0.0%
Verbund	450	33,954
Total Austria		158,877
Belgium — 0.2%
Financials — 0.1%
KBC Group	834	111,004
Health Care — 0.1%
UCB	498	135,601
Utilities — 0.0%
Elia Group, Cl B	222	36,817
Total Belgium		283,422
Brazil — 0.2%
Consumer Discretionary — 0.1%
MercadoLibre *	25	44,816

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Brazil — continued
Consumer Staples — 0.1%
Raia Drogasil	39,857	$175,951
Total Brazil		220,767
Canada — 0.9%
Energy — 0.1%
Cameco	202	24,832
Denison Mines *	6,222	23,819
Energy Fuels *	1,042	22,522
NexGen Energy *	2,030	25,495
		96,668
Industrials — 0.0%
Aecon Group	958	35,235
Information Technology — 0.0%
Shopify, Cl A *	263	31,857
Materials — 0.8%
Capstone Copper *	11,028	91,903
ERO Copper *	1,868	48,283
First Quantum Minerals *	6,662	163,123
Hudbay Minerals	8,067	186,598
Ivanhoe Mines, Cl A *	12,493	101,169
Lundin Mining, Cl Common Subs. Receipt	9,045	232,127
NGEx Minerals *	2,601	48,120
Teck Resources, Cl B	3,135	183,020
		1,054,343
Total Canada		1,218,103
Chile — 0.2%
Materials — 0.2%
Antofagasta PLC	3,853	186,862
Sociedad Quimica y Minera de Chile ADR *	1,225	112,908
		299,770
Total Chile		299,770
China — 1.8%
Consumer Discretionary — 0.3%
Alibaba Group Holding	5,614	92,524
BYD, Cl A	300	4,551
Gree Electric Appliances of Zhuhai, Cl A	4,400	25,829
SAIC Motor, Cl A	4,200	8,505
Sailun Group, Cl A	5,300	10,832
TAL Education Group ADR *	4,072	45,281

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — continued
Consumer Discretionary — continued
Weifu High-Technology Group, Cl A	8,100	$23,250
Yum China Holdings	4,541	220,011
		430,783
Consumer Staples — 0.2%
Fujian Sunner Development, Cl A	10,500	28,637
Guangdong Haid Group, Cl A	4,200	30,718
Inner Mongolia Yili Industrial Group, Cl A	5,700	22,931
Kweichow Moutai, Cl A	100	20,269
Wellhope Foods, Cl A	10,100	10,373
Yifeng Pharmacy Chain, Cl A	42,800	145,305
		258,233
Financials — 0.1%
Agricultural Bank of China, Cl A	44,800	45,305
China Minsheng Banking, Cl A	30,200	16,363
Industrial & Commercial Bank of China, Cl A	26,200	28,532
Industrial Bank, Cl A	12,700	33,328
Ping An Insurance Group of China, Cl A	1,700	14,822
		138,350
Health Care — 0.1%
Guangxi LiuYao Group, Cl A	4,000	9,819
Huadong Medicine, Cl A	5,100	24,994
Jiangsu Hengrui Pharmaceuticals, Cl A	2,800	22,177
WuXi AppTec, Cl A	500	8,101
		65,091
Industrials — 0.8%
Beijing Career International, Cl A	5,000	17,879
China State Construction Engineering, Cl A	39,800	28,636
Contemporary Amperex Technology, Cl A	3,900	250,346
Guangxi Liugong Machinery, Cl A	9,800	13,924
Han's Laser Technology Industry Group, Cl A	20,700	307,841
Jiangsu Zhongtian Technology, Cl A	7,700	37,572
Ningbo Orient Wires & Cables, Cl A	1,300	11,847
Sieyuan Electric, Cl A	2,200	63,002
Sungrow Power Supply, Cl A	11,110	225,933
Sunwoda Electronic, Cl A	4,800	19,431
Suzhou Gold Mantis Construction Decoration, Cl A	18,000	15,583
YTO Express Group, Cl A	12,200	38,439
Yutong Bus, Cl A	10,900	56,481

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — continued
Industrials — continued
Zhejiang Sanhua Intelligent Controls, Cl A	4,200	$29,115
		1,116,029
Information Technology — 0.2%
Huaqin, Cl A	1,200	18,323
LONGi Green Energy Technology, Cl A *	6,700	16,215
Luxshare Precision Industry, Cl A	5,300	52,624
Nantong Jianghai Capacitor, Cl A	4,200	23,739
NAURA Technology Group, Cl A	400	31,645
Zhejiang Dahua Technology, Cl A	6,400	17,410
Zhongji Innolight, Cl A	900	113,645
		273,601
Materials — 0.1%
Anhui Conch Cement, Cl A	5,800	17,964
Baoshan Iron & Steel, Cl A	23,500	21,743
Wanhua Chemical Group, Cl A	1,600	21,037
Zijin Mining Group, Cl A	4,400	21,667
		82,411
Utilities — 0.0%
SDIC Power Holdings, Cl A	2,000	3,989
Total China		2,368,487
Denmark — 0.4%
Financials — 0.1%
Danske Bank	1,792	92,124
Industrials — 0.2%
DSV	979	240,775
ISS	480	17,609
Vestas Wind Systems	1,927	59,254
		317,638
Utilities — 0.1%
Orsted *	2,321	62,071
Total Denmark		471,833
Finland — 0.2%
Financials — 0.1%
Nordea Bank Abp	8,297	156,025
Industrials — 0.0%
Kone, Cl B	203	12,922
Wartsila Abp	298	12,515
		25,437

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Finland — continued
Utilities — 0.1%
Fortum	2,557	$64,419
Total Finland		245,881
France — 1.4%
Consumer Staples — 0.0%
L'Oreal	28	12,059
Financials — 0.3%
BNP Paribas	2,647	277,993
Societe Generale	1,847	148,684
		426,677
Health Care — 0.0%
EssilorLuxottica	128	27,094
Eurofins Scientific	208	14,459
		41,553
Industrials — 1.0%
Airbus	1,046	215,644
Alstom *	1,053	21,159
Cie de Saint-Gobain	2,757	252,597
Dassault Aviation	40	13,988
Legrand	932	166,981
Nexans	415	77,462
Rexel	447	18,905
Safran	496	159,273
Schneider Electric	582	185,198
SPIE	276	16,014
Thales	182	50,002
Vinci	982	148,501
		1,325,724
Information Technology — 0.0%
STMicroelectronics	265	14,436
Utilities — 0.1%
Engie	1,074	35,402
Veolia Environnement	861	36,411
		71,813
Total France		1,892,262
Germany — 2.1%
Communication Services — 0.2%
CTS Eventim & KGaA	334	22,045
Deutsche Telekom	3,000	96,902

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Germany — continued
Communication Services — continued
Freenet	654	$20,830
Scout24	562	46,794
Stroeer & KGaA	114	4,978
United Internet	355	11,153
		202,702
Consumer Discretionary — 0.0%
Zalando *	1,015	25,071
Financials — 0.4%
Allianz	30	13,702
Commerzbank	1,919	79,320
Deutsche Bank	4,936	153,357
Deutsche Boerse	768	235,622
		482,001
Health Care — 0.0%
Carl Zeiss Meditec	403	12,551
Fresenius & KGaA	418	20,244
Siemens Healthineers	313	12,834
		45,629
Industrials — 0.8%
Brenntag	364	26,508
Daimler Truck Holding	830	41,864
Deutsche Lufthansa	6,672	57,169
Deutsche Post	2,644	156,563
Fraport Frankfurt Airport Services Worldwide *	446	36,596
GEA Group	244	16,685
Hensoldt	703	63,435
Knorr-Bremse	127	14,812
MTU Aero Engines	104	35,667
Nordex *	280	15,966
Rational	13	9,506
RENK Group	367	23,325
Rheinmetall	159	253,576
Siemens	665	197,613
Siemens Energy	680	144,107
Tkms KGaA *	107	11,002
		1,104,394
Information Technology — 0.1%
Bechtle	510	17,357
Infineon Technologies	374	25,154

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Germany — continued
Information Technology — continued
SAP	319	$53,558
		96,069
Materials — 0.2%
Aurubis	596	128,254
BASF	678	43,485
Heidelberg Materials	159	35,082
thyssenkrupp	3,597	42,808
		249,629
Real Estate — 0.1%
Aroundtown *	5,382	15,561
LEG Immobilien	901	63,222
TAG Immobilien	1,356	23,647
Vonovia	3,345	90,126
		192,556
Utilities — 0.3%
E.ON	7,643	169,711
RWE	2,130	155,091
		324,802
Total Germany		2,722,853
Greece — 0.2%
Financials — 0.2%
Piraeus Bank	22,899	216,787

Hong Kong — 1.1%
Communication Services — 0.4%
Tencent Holdings	8,184	497,033
Consumer Discretionary — 0.1%
Geely Automobile Holdings	62,725	186,555
Financials — 0.3%
China Construction Bank, Cl H	257,528	290,698
China Everbright Bank, Cl H	69,000	27,350
Guotai Haitong Securities, Cl H	5,000	8,579
		326,627
Information Technology — 0.1%
Xiaomi, Cl B *	29,071	109,080
Materials — 0.2%
China Gold International Resources	4,700	100,958
China Hongqiao Group	5,000	21,165

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — continued
Materials — continued
Jiangxi Copper, Cl H	22,000	$104,554
MMG *	80,000	86,311
		312,988
Total Hong Kong		1,432,283
Hungary — 0.3%
Financials — 0.2%
OTP Bank Nyrt	1,875	251,492
Health Care — 0.1%
Richter Gedeon Nyrt	4,519	190,610
Total Hungary		442,102
India — 2.4%
Consumer Discretionary — 0.2%
Crizac	11,000	24,524
Indian Hotels, Cl A	21,550	145,112
Mahindra & Mahindra	4,219	138,371
		308,007
Consumer Staples — 0.1%
Chaman Lal Setia Exports	2,800	8,328
Dodla Dairy	2,270	26,487
Emami	13,100	61,650
Honasa Consumer *	6,582	23,788
		120,253
Energy — 0.1%
Reliance Industries	8,562	129,855
Financials — 1.3%
Angel One	42,380	138,755
Bajaj Finance	6,900	68,535
Bank of Baroda	122,756	342,493
Bank of India	76,700	113,800
General Insurance Corp of India	7,000	29,080
HDFC Bank	31,647	258,843
ICICI Bank ADR	3,500	93,065
ICICI Bank	15,872	212,976
Indian Bank	22,900	206,460
Indian Energy Exchange	8,000	10,574
Punjab National Bank	46,400	53,752
Union Bank of India	68,500	120,481
		1,648,814

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — continued
Health Care — 0.1%
Caplin Point Laboratories	1,700	$30,787
Gland Pharma	2,450	45,393
Granules India	1,800	13,337
Orchid Pharma *	550	3,626
Sun Pharmaceutical Industries	1,650	31,607
Zydus Lifesciences	4,000	37,808
		162,558
Industrials — 0.3%
AIA Engineering	1,016	42,461
Bharat Electronics	12,300	56,152
CMS Info Systems	13,900	42,693
eClerx Services	800	12,108
Elecon Engineering	5,200	27,939
InterGlobe Aviation	200	9,134
KSB	2,800	29,027
Polycab India	1,100	94,476
Shakti Pumps India	5,000	29,910
Transformers & Rectifiers India	6,500	23,086
Transport Corp of India	2,700	26,394
Updater Services *	5,223	8,791
		402,171
Information Technology — 0.2%
Infosys ADR	6,000	74,760
PG Electroplast	6,800	38,584
Tata Consultancy Services	1,900	49,861
WAAREE Energies	3,900	128,884
		292,089
Materials — 0.1%
Dhanuka Agritech	2,000	22,811
GHCL	2,000	10,747
Shree Cement	150	38,353
		71,911
Utilities — 0.0%
NHPC	31,500	27,725
Total India		3,163,383
Ireland — 0.2%
Consumer Staples — 0.2%
Kerry Group PLC, Cl A	2,357	199,752

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Italy — 0.7%
Financials — 0.5%
Banco BPM	1,589	$23,154
BPER Banca SPA	1,805	26,645
Intesa Sanpaolo	40,223	273,285
UniCredit	3,767	291,124
Unipol Assicurazioni	552	14,423
		628,631
Industrials — 0.1%
Iveco Group	544	8,923
Leonardo	851	53,142
Prysmian	619	94,156
		156,221
Materials — 0.0%
Buzzi	274	15,003
Utilities — 0.1%
Enel	2,925	34,151
Italgas	1,877	22,674
Snam	4,749	37,448
Terna - Rete Elettrica Nazionale	3,007	36,169
		130,442
Total Italy		930,297
Japan — 6.8%
Communication Services — 0.4%
NTT	337,900	329,135
SKY Perfect JSAT	9,900	216,144
		545,279
Consumer Discretionary — 1.0%
GS Yuasa	5,400	218,353
Pan Pacific International Holdings	24,500	138,573
Saizeriya	2,000	65,141
Sony Group	15,000	300,530
Suzuki Motor	8,200	91,704
Toyota Motor	19,600	376,230
Treasure Factory	4,300	46,940
Yonex	2,300	38,945
		1,276,416
Consumer Staples — 0.5%
Ajinomoto	7,200	231,411
FUJI OIL CO	5,000	106,442

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Consumer Staples — continued
Kobe Bussan	3,600	$63,023
Morinaga Milk Industry	4,700	141,829
Rohto Pharmaceutical	3,400	49,997
Toyo Suisan Kaisha	1,700	116,760
		709,462
Financials — 0.9%
Daiichi Life Group	19,200	175,789
M&A Capital Partners	2,800	57,794
Mitsubishi UFJ Financial Group	22,200	398,775
Sumitomo Mitsui Financial Group	8,600	303,658
Yokohama Financial Group	20,400	193,649
		1,129,665
Health Care — 0.3%
Chugai Pharmaceutical	5,131	273,633
Hoya	200	37,349
JCR Pharmaceuticals	7,100	25,162
JMDC *	1,600	34,208
Sawai Group Holdings	5,600	75,413
		445,765
Industrials — 1.4%
Fuji Electric	2,600	218,516
Fujikura	3,000	115,749
Hitachi	15,792	502,159
Insource	6,400	28,042
ITOCHU	32,000	396,580
Kanematsu	7,200	99,037
MINEBEA MITSUMI	7,700	153,947
Mitsubishi Heavy Industries	900	26,861
Raito Kogyo	2,500	60,922
Takasago Thermal Engineering	7,200	207,654
		1,809,467
Information Technology — 1.5%
Advantest	1,300	242,734
FUJIFILM Holdings	6,900	126,985
Fujitsu	600	12,043
Keyence	1,124	515,540
Kioxia Holdings *	300	72,588
Maruwa	400	188,963
Meiko Electronics	600	121,144

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — continued
Information Technology — continued
Micronics Japan	2,200	$184,966
NEC	9,900	263,340
Nomura Research Institute	4,100	110,658
Tokyo Electron	200	58,937
Trend Micro	900	31,327
		1,929,225
Materials — 0.7%
Mitsubishi Gas Chemical	5,600	157,666
Mitsubishi Materials	1,700	56,020
Oji Holdings	21,600	113,560
Osaka Soda	9,500	113,745
Shin-Etsu Chemical	6,400	294,670
Sumitomo Metal Mining	3,200	196,745
		932,406
Real Estate — 0.1%
Mitsui Fudosan	18,500	202,613
Total Japan		8,980,298
Mexico — 0.4%
Consumer Staples — 0.2%
Arca Continental	21,364	256,818
Financials — 0.1%
Gentera	61,528	160,790
Materials — 0.1%
Cemex	101,143	124,254
Total Mexico		541,862
Netherlands — 0.7%
Consumer Discretionary — 0.0%
Prosus	195	9,441
Financials — 0.3%
Adyen *	64	72,221
ING Groep	8,047	232,892
		305,113
Health Care — 0.1%
Argenx ADR *	156	121,948
Koninklijke Philips	613	16,170
		138,118

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Netherlands — continued
Industrials — 0.0%
CSG *	451	$9,768
InPost *	785	14,080
Wolters Kluwer	132	10,302
		34,150
Information Technology — 0.3%
ASM International	225	220,113
ASML Holding	116	167,684
		387,797
Total Netherlands		874,619
Norway — 0.1%
Financials — 0.1%
DNB Bank	2,366	71,650
Industrials — 0.0%
Kongsberg Gruppen	950	31,788
Kongsberg Maritime *	950	6,226
		38,014
Total Norway		109,664
Poland — 0.2%
Materials — 0.2%
KGHM Polska Miedz *	2,599	218,316

Portugal — 0.2%
Energy — 0.2%
Galp Energia SGPS	10,143	237,245
Financials — 0.0%
Banco Comercial Portugues, Cl R	18,065	19,309
Utilities — 0.0%
EDP	6,341	34,586
EDP Renovaveis	2,085	34,863
		69,449
Total Portugal		326,003
South Africa — 0.3%
Financials — 0.2%
FirstRand	44,881	237,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — continued
Materials — 0.1%
Gold Fields	3,008	$127,425
Total South Africa		365,388
South Korea — 1.7%
Financials — 0.1%
Woori Financial Group	5,999	136,802
Industrials — 0.3%
Daewoo Engineering & Construction *	7,137	171,044
Doosan Enerbility *	401	34,948
GS Engineering & Construction	1,903	49,396
HD Hyundai Electric	97	83,412
Hyundai Engineering & Construction	336	37,212
KEPCO Engineering & Construction	277	35,753
Samsung C&T	115	23,495
		435,260
Information Technology — 1.3%
Samsung Electronics	5,634	848,411
SK hynix	933	832,020
		1,680,431
Total South Korea		2,252,493
Spain — 0.9%
Financials — 0.7%
Banco Bilbao Vizcaya Argentaria	15,222	336,140
Banco Santander	39,192	478,235
CaixaBank	10,014	127,462
Unicaja Banco	3,610	11,719
		953,556
Industrials — 0.1%
ACS Actividades de Construccion y Servicios	105	15,134
Aena SME	481	13,138
Ferrovial	317	21,769
		50,041
Information Technology — 0.0%
Indra Sistemas	346	19,900
Utilities — 0.1%
Acciona	150	43,662
Endesa	881	39,512
Iberdrola	1,449	33,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Spain — continued
Utilities — continued
Redeia	1,880	$32,913
		150,058
Total Spain		1,173,555
Sweden — 0.5%
Financials — 0.3%
Investor, Cl B	4,839	196,393
Skandinaviska Enskilda Banken, Cl A	4,062	80,396
Swedbank, Cl A	2,288	80,879
		357,668
Industrials — 0.1%
Alfa Laval	172	10,351
Assa Abloy, Cl B	586	22,554
Atlas Copco, Cl B	2,635	44,930
Epiroc, Cl A	404	11,663
Saab, Cl B	697	42,310
Sandvik	636	26,755
Trelleborg, Cl B	276	11,332
Volvo, Cl B	990	34,508
		204,403
Materials — 0.1%
Boliden	2,971	156,172
Total Sweden		718,243
Switzerland — 0.9%
Consumer Staples — 0.1%
Nestle	1,088	110,149
Financials — 0.4%
Partners Group Holding	63	68,494
Swiss Life Holding	76	89,232
UBS Group	8,411	372,202
		529,928
Health Care — 0.0%
Sonova Holding	45	9,864
Industrials — 0.4%
ABB	3,887	393,130
Geberit	52	35,140
SGS	104	11,268
VAT Group	15	11,269
		450,807

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Switzerland — continued
Utilities — 0.0%
BKW	175	$34,981
Total Switzerland		1,135,729
Taiwan — 1.8%
Information Technology — 1.8%
Asustek Computer	2,791	51,712
Hon Hai Precision Industry	41,227	291,269
MediaTek	4,613	385,101
Taiwan Semiconductor Manufacturing	20,078	1,393,852
Wiwynn	2,041	306,437
		2,428,371
Total Taiwan		2,428,371
United Kingdom — 3.6%
Consumer Discretionary — 0.1%
Coats Group PLC	29,115	33,025
Next PLC	123	21,708
		54,733
Energy — 0.0%
Yellow Cake PLC *	2,729	22,551
Financials — 1.5%
3i Group PLC	2,700	93,900
Barclays PLC	37,944	223,032
HSBC Holdings PLC	45,671	840,337
Lloyds Banking Group PLC	160,084	217,602
London Stock Exchange Group PLC	1,363	176,858
NatWest Group PLC	21,396	170,652
Prudential PLC	6,808	102,593
Standard Chartered PLC	6,091	155,106
Standard Life PLC	1,875	19,290
		1,999,370
Health Care — 0.0%
Smith & Nephew PLC	1,133	17,532
Industrials — 0.8%
BAE Systems PLC	5,769	160,456
Experian PLC	535	19,575
Melrose Industries	2,449	16,071
RELX PLC	1,047	38,180
RELX PLC ADR	422	15,441
Rentokil Initial PLC	1,566	10,558

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United Kingdom — continued
Industrials — continued
Rolls-Royce Holdings PLC	10,457	$168,269
Smiths Group PLC	716	24,720
Spirax Group PLC	1,785	174,211
Sunbelt Rentals Holdings	261	19,618
Weir Group PLC	9,484	343,750
		990,849
Information Technology — 0.1%
ARM Holdings PLC ADR *	319	67,092
Halma PLC	450	27,080
		94,172
Materials — 0.2%
Glencore PLC	29,054	225,802
Real Estate — 0.8%
British Land PLC ‡	33,614	177,867
Grainger PLC ‡	20,914	45,677
Hammerson PLC ‡	14,222	63,840
Land Securities Group PLC ‡	20,292	163,275
LondonMetric Property PLC ‡	52,224	134,429
Safestore Holdings PLC ‡	6,337	57,930
Savills PLC	4,981	56,053
Segro PLC ‡	15,522	147,024
Shaftesbury Capital PLC ‡	33,354	60,805
Supermarket Income Reit PLC ‡	40,887	46,677
Tritax Big Box PLC ‡	41,183	84,532
UNITE Group PLC ‡	9,479	59,734
		1,097,843
Utilities — 0.1%
Centrica	12,380	36,185
National Grid PLC	1,891	33,850
Severn Trent PLC	807	35,874
SSE	975	34,910
United Utilities Group PLC	1,888	37,443
		178,262
Total United Kingdom		4,681,114
United States — 41.4%
Communication Services — 3.7%
Alphabet, Cl A	8,941	3,440,497
AT&T	666	17,403

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Communication Services — continued
Comcast, Cl A	575	$15,548
Meta Platforms, Cl A	2,117	1,295,413
Netflix *	458	42,873
Omnicom Group	172	13,196
Verizon Communications	400	19,212
Walt Disney	248	25,730
		4,869,872
Consumer Discretionary — 2.9%
Amazon.com *	8,023	2,126,576
Aramark	4,433	202,544
Best Buy	571	34,540
Chipotle Mexican Grill, Cl A *	689	23,419
DR Horton	95	14,617
General Motors	158	12,149
Home Depot	143	47,018
Lowe's	1,081	258,132
McDonald's	142	41,690
NIKE, Cl B	215	9,537
PulteGroup	110	13,460
Starbucks	804	84,685
Tesla *	2,277	868,972
TJX	75	11,756
Tractor Supply	682	23,938
Wayfair, Cl A *	322	20,585
Williams-Sonoma	196	35,517
Yum! Brands	195	31,132
		3,860,267
Consumer Staples — 0.4%
Altria Group	202	14,675
Church & Dwight	155	15,044
Coca-Cola	174	13,704
Costco Wholesale	59	59,857
Kenvue	667	11,693
Keurig Dr Pepper	430	12,642
Mondelez International, Cl A	292	17,941
PepsiCo	139	22,030
Philip Morris International	179	29,548
Procter & Gamble	259	38,096
Target	707	91,733

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Consumer Staples — continued
Walmart	1,058	$139,582
		466,545
Energy — 0.3%
Baker Hughes, Cl A	202	14,073
Centrus Energy, Cl A *	91	19,197
Chevron	191	36,922
ConocoPhillips	175	22,012
EOG Resources	109	15,322
Expand Energy	893	91,220
Exxon Mobil	429	66,208
Kinder Morgan	354	11,636
Marathon Petroleum	49	12,166
ONEOK	137	12,667
SLB	288	16,382
Uranium Energy *	1,424	21,203
Williams	183	13,965
		352,973
Financials — 7.8%
Ally Financial	730	32,405
American Express	49	15,830
American International Group	525	39,270
Bank of America	37,953	2,028,967
Bank of New York Mellon	471	63,288
Berkshire Hathaway, Cl B *	178	84,301
Blackrock	26	27,706
Brown & Brown	173	10,406
Capital One Financial	108	20,661
Charles Schwab	213	19,519
Chubb	45	14,715
Citigroup	7,911	1,012,450
Citizens Financial Group	901	58,610
CME Group, Cl A	294	84,619
Fidelity National Information Services	3,082	143,405
Fifth Third Bancorp	377	19,137
Franklin Resources	1,287	38,571
Goldman Sachs Group	49	45,265
Intercontinental Exchange	360	56,912
JPMorgan Chase	9,038	2,830,973
Klarna Group PLC *	1,570	21,854

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
Marsh & McLennan	98	$16,436
Mastercard, Cl A	108	54,315
Morgan Stanley	10,460	1,993,571
PNC Financial Services Group	81	18,063
Progressive	216	43,476
Rocket, Cl A *	1,601	23,407
S&P Global	50	21,561
State Street	720	110,045
Travelers	44	13,426
Truist Financial	972	50,058
Unum Group	155	12,459
US Bancorp	321	18,188
UWM Holdings	2,629	9,307
Visa, Cl A	225	74,214
W R Berkley	195	13,032
Wells Fargo	14,112	1,160,430
		10,300,852
Health Care — 1.0%
Abbott Laboratories	229	20,791
AbbVie	260	54,943
Agilent Technologies	119	13,750
Alcon	2,016	150,938
Alnylam Pharmaceuticals *	408	126,272
Boston Scientific *	211	12,156
Bristol-Myers Squibb	253	15,329
Cardinal Health	503	97,019
Cigna Group	49	14,238
CVS Health	180	14,992
Danaher	104	18,611
Edwards Lifesciences *	139	11,607
Elevance Health	126	47,429
Eli Lilly	123	114,956
Gilead Sciences	130	17,009
Guardant Health *	152	13,236
HCA Healthcare	128	55,610
HealthEquity *	200	16,406
Johnson & Johnson	245	56,313
Medtronic PLC	208	16,842
Merck	321	35,047
Natera *	52	10,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Health Care — continued
Pfizer	856	$22,855
Quest Diagnostics	59	11,458
Regeneron Pharmaceuticals	18	12,727
Stryker	44	13,866
Tenet Healthcare *	177	31,350
Thermo Fisher Scientific	393	188,231
UnitedHealth Group	340	125,963
		1,340,664
Industrials — 5.9%
3M	79	11,575
AerCap Holdings	107	15,216
AMETEK	573	134,942
ATI *	611	94,986
Automatic Data Processing	629	133,310
Bloom Energy, Cl A *	281	79,624
Boeing *	80	18,322
Broadridge Financial Solutions	976	150,284
BWX Technologies	121	26,183
Carrier Global	2,736	183,777
Caterpillar	440	391,648
CH Robinson Worldwide	1,101	200,173
Comfort Systems USA	81	149,060
CSX	3,449	156,688
Cummins	255	171,107
Deere	100	58,987
Delta Air Lines	180	12,238
Eaton	1,272	550,789
EMCOR Group	80	71,334
Emerson Electric	1,039	145,917
Expeditors International of Washington	259	38,304
Fastenal	2,432	109,270
FedEx	124	50,010
Ferguson Enterprises	51	13,653
Fortive	239	14,290
GE Vernova	91	98,595
General Dynamics	38	13,083
General Electric	154	44,649
Graco	233	18,703
Honeywell International	1,863	399,297
Hubbell, Cl B	324	164,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Ingersoll Rand	1,325	$105,815
Jacobs Solutions	781	101,069
JB Hunt Transport Services	210	52,821
Johnson Controls International PLC	171	24,971
L3Harris Technologies	32	10,258
Leidos Holdings	191	28,501
Lockheed Martin	18	9,323
MasTec *	792	312,088
NANO Nuclear Energy *	862	20,154
Norfolk Southern	403	127,280
Northrop Grumman	18	10,431
NuScale Power *	1,449	18,055
nVent Electric PLC	497	71,021
Old Dominion Freight Line	843	179,078
PACCAR	1,103	131,036
Parker-Hannifin	184	167,333
Paychex	1,125	104,209
Quanta Services	469	341,324
Rockwell Automation	375	153,341
RTX	1,324	233,117
Ryder System	104	26,392
Saia *	124	55,654
SPX Technologies *	441	96,539
Trane Technologies PLC	429	211,300
Uber Technologies *	406	30,292
Union Pacific	1,968	530,337
United Parcel Service, Cl B	849	92,371
United Rentals	150	143,976
Vertiv Holdings, Cl A	314	103,146
Waste Management	577	134,181
WESCO International	196	68,428
Westinghouse Air Brake Technologies	439	118,482
WW Grainger	102	118,458
XPO *	459	101,040
Xylem	108	12,761
		7,765,243
Information Technology — 15.6%
Accenture PLC, Cl A	271	48,430
Adobe *	108	26,579
Advanced Micro Devices *	529	187,525

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Akamai Technologies *	1,035	$106,584
Amphenol, Cl A	1,715	252,568
Analog Devices	221	88,899
Apple	11,580	3,142,233
Applied Materials	310	122,292
AppLovin, Cl A *	159	70,970
Arista Networks *	283	48,877
Autodesk *	46	10,902
Broadcom	2,593	1,082,396
Cadence Design Systems *	58	19,116
CCC Intelligent Solutions Holdings *	12,818	67,166
Check Point Software Technologies *	794	89,301
Cisco Systems	463	42,364
Cloudflare, Cl A *	2,526	517,754
Cognex	1,694	94,034
CoreWeave, Cl A *	160	17,856
Corning	125	20,530
Crowdstrike Holdings, Cl A *	1,804	804,133
CyberArk Software *	326	14,670
Datadog, Cl A *	3,414	451,297
DigitalOcean Holdings *	168	16,200
Dynatrace *	2,107	76,294
Flex *	1,521	139,248
Fortinet *	5,495	463,283
Gen Digital	4,382	84,529
GLOBALFOUNDRIES *	2,318	149,743
Intel *	562	53,098
International Business Machines	402	92,854
Intuit	63	24,476
Jabil	382	128,921
Keysight Technologies *	431	150,811
KLA	41	71,764
Lam Research	376	96,955
Marvell Technology	273	45,086
Microchip Technology	161	14,959
Micron Technology	454	234,791
Microsoft	7,784	3,174,159
Motorola Solutions	534	234,442
NVIDIA	27,397	5,467,619
Okta, Cl A *	1,307	96,261

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
ON Semiconductor *	1,795	$180,954
Palantir Technologies, Cl A *	696	96,821
Palo Alto Networks *	6,114	1,096,362
QUALCOMM	434	77,938
Roper Technologies	297	105,379
SailPoint *	3,875	44,253
Salesforce	392	69,200
Sandisk *	15	16,448
Seagate Technology Holdings PLC	48	32,335
SentinelOne, Cl A *	2,464	34,890
ServiceNow *	274	24,197
Snowflake, Cl A *	108	14,739
Synopsys *	354	170,840
Teledyne Technologies *	166	107,211
Texas Instruments	373	104,843
Western Digital	111	48,232
Zscaler *	1,165	152,242
		20,518,853
Materials — 1.2%
AptarGroup	108	13,357
Commercial Metals	1,336	92,131
CRH PLC	1,285	152,170
Dow	313	12,673
Freeport-McMoRan	5,934	342,867
Linde PLC	476	238,543
Martin Marietta Materials	176	108,956
Newmont	170	18,885
Nucor	623	140,356
PPG Industries	131	14,213
Southern Copper	1,059	181,820
Steel Dynamics	551	125,992
Vulcan Materials	391	117,980
		1,559,943
Real Estate — 1.4%
American Tower ‡	1,274	232,772
AvalonBay Communities ‡	89	16,287
Brixmor Property Group ‡	447	13,450
BXP ‡	219	12,803
Crown Castle ‡	1,181	104,849

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Real Estate — continued
Digital Realty Trust ‡	959	$192,701
EastGroup Properties ‡	475	95,570
Equinix ‡	282	305,358
Federal Realty Investment Trust ‡	140	15,526
Iron Mountain ‡	816	102,808
Lineage ‡	311	11,470
Prologis ‡	3,778	536,551
Public Storage ‡	128	38,714
Regency Centers ‡	173	13,468
Rexford Industrial Realty ‡	621	22,288
SBA Communications, Cl A ‡	284	62,821
STAG Industrial ‡	2,170	83,719
Welltower ‡	71	15,431
		1,876,586
Utilities — 1.2%
Alliant Energy	427	31,355
Ameren	1,148	130,470
American Electric Power	235	32,221
American Water Works	223	28,638
Atmos Energy	166	31,537
CenterPoint Energy	707	30,861
CMS Energy	395	30,312
Consolidated Edison	264	29,433
Constellation Energy	727	227,551
Dominion Energy	462	29,799
DTE Energy	208	31,552
Duke Energy	335	43,399
Edison International	1,818	126,333
Entergy	452	53,295
Essential Utilities	742	28,345
Evergy	648	53,680
Eversource Energy	413	29,199
Exelon	638	29,342
FirstEnergy	604	28,702
NextEra Energy	576	56,379
NiSource	1,180	56,970
NRG Energy	186	28,938
Oklo, Cl A *	696	50,460
PG&E	3,489	57,987
PPL	789	29,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares		Value
United States — continued
Utilities — continued
Public Service Enterprise Group		658	$53,732
Sempra		326	31,009
Southern		316	30,557
Vistra		186	29,358
WEC Energy Group		253	29,839
Xcel Energy		374	31,023
			1,511,816
Total United States			54,423,614
TOTAL COMMON STOCK
(Cost $68,892,730)			94,929,447

CORPORATE OBLIGATIONS — 7.9%

	Face Amount(1)
Australia — 0.3%
NCIG Holdings Pty
12.500%, 08/26/2031(A)		$300,000	314,730
NSW Electricity Networks Finance Pty MTN
6.296%, BBSW3M + 2.200%, 11/20/2055(B)	AUD	100,000	68,836
			383,566
China — 0.4%
Fortune Star BVI
8.500%, 05/19/2028		275,000	281,439
Longfor Group Holdings
3.375%, 04/13/2027		200,000	190,284
			471,723
Hong Kong — 1.0%
Cas Capital No. 2
6.250%, H15T5Y + 2.533%, (B) (C)		200,000	201,096
Champion MTN
2.950%, 06/15/2030		200,000	177,132
CS Treasury Management Services P
9.000%, (C),(D)		220,000	224,739
Elect Global Investments
4.850%, (C)		400,000	308,200
Melco Resorts Finance
5.750%, 07/21/2028		200,000	198,906
NWD MTN
8.625%, 02/08/2028		200,000	188,970
			1,299,043

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
India — 1.0%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027	$147,000	$144,707
Greenko Power II
4.300%, 12/13/2028	228,000	217,816
India Cleantech Energy
4.700%, 08/10/2026	82,375	82,067
Muthoot Finance MTN
6.375%, 04/23/2029	200,000	201,198
ReNew Wind Energy AP2
4.500%, 07/14/2028	300,000	288,496
Sammaan Capital
9.700%, 07/03/2027	200,000	205,232
Vedanta Resources Finance II PLC
10.875%, 09/17/2029	200,000	212,521
		1,352,037
Indonesia — 0.2%
Indika Energy
8.750%, 05/07/2029	250,000	254,696

Japan — 0.4%
Rakuten Group
8.125%, H15T5Y + 4.250%, (B) (C)	200,000	204,304
SoftBank Group
8.250%, H15T5Y + 4.545%, 10/29/2065(B)	320,000	295,299
		499,603
Macau — 0.3%
Champion Path Holdings
4.850%, 01/27/2028	200,000	194,926
Studio City Finance
6.500%, 01/15/2028	230,000	229,565
		424,491
Mongolia — 0.3%
Development Bank of Mongolia
8.500%, 07/03/2028	200,000	206,122
Mongolian Mining
8.440%, 04/03/2030	200,000	203,539
		409,661
Nigeria — 0.1%
IHS Netherlands Holdco
8.000%, 09/18/2027	137,495	137,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value
Singapore — 0.2%
GLP Pte
4.600%, H15T5Y + 3.725%, (B) (C)		$200,000	$85,114
GLP Pte
9.750%, 05/20/2028		200,000	157,238
			242,352
Thailand — 0.1%
GC Treasury Center
6.500%, H15T5Y + 2.815%, (B) (C)		200,000	197,098

United Kingdom — 0.3%
HSBC Holdings PLC
6.750%, H15T5Y + 2.914%, (B) (C)		200,000	202,571
Standard Chartered PLC
7.000%, H15T5Y + 2.873%, (B) (C),(D)		200,000	204,173
			406,744
United States — 3.3%
GS Finance
3.722%, SOFR + 0.000%, 01/19/2027(B),(D)		2,160,000	2,535,408
GS Finance MTN
0.000%, 04/26/2027(E)		1,750,000	1,775,900
			4,311,308

TOTAL CORPORATE OBLIGATIONS
(Cost $10,066,586)			10,389,616

SOVEREIGN DEBT — 1.7%

Japan — 1.4%
Japan Government Thirty Year Bond
3.400%, 12/20/2055	JPY	309,200,000	1,859,328

Mongolia — 0.2%
City of Ulaanbaatar Mongolia
7.750%, 08/21/2027		$200,000	203,551

Sri Lanka — 0.1%
Sri Lanka Government International Bond
3.600%, 02/15/2038(A),(D)		200,000	188,176

TOTAL SOVEREIGN DEBT
(Cost $2,351,380)			2,251,055

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS — 0.4%

	Shares	Value
United States — 0.4%
Domestic Commodity — 0.3%
Invesco DB Precious Metals Fund	2,974	$322,947
International Equity — 0.1%
iShares MSCI Saudi Arabia ETF	4,535	177,318
TOTAL EXCHANGE-TRADED FUNDS
(Cost $391,171)		500,265

RIGHTS — 0.0%

	Number of Rights
Australia — 0.0%
NEXTDC, Strike Price 12.70, 05/11/2026 *	819	908
TOTAL RIGHTS
(Cost $—)		908

PREFERRED STOCK — 0.0%

	Shares
Germany — 0.0%
Jungheinrich **	249	7,502

TOTAL PREFERRED STOCK
(Cost $9,969)		7,502

U.S. TREASURY OBLIGATIONS — 9.7%

	Face Amount(1)
U.S. Treasury Bills
3.651%, 08/18/2026(F)	$5,347,000	5,288,569
3.647%, 07/28/2026(F)	3,000,000	2,973,847
3.642%, 05/19/2026(F)	4,500,000	4,491,921

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,754,020)		12,754,337

TOTAL INVESTMENTS — 91.9%
(Cost $94,465,856)		$120,833,130

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

Percentages are based on Net Assets of $131,453,615.

*	Non-income producing security.
**	There is currently no rate available.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2026. The coupon on a step bond changes on a specified date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of April 30, 2026 was $3,152,496 and represents 2.40% of Net Assets.
(E)	Zero Coupon Security.
(F)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BBSW3M — 3-Month Bank Bill Swap Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Yuan Offshore

COP — Colombian Peso

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — Harmonized Index of Consumer Prices 5 Year

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

MTN — Medium Term Note

MXN — Mexican Peso

NASDAQ – National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

Pty — Proprietary

REIT — Real Estate investment Trust

S&P— Standard & Poor's

SGD — Singapore Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

SOFR — Secured Overnight Financing Rate

SPX — Standard & Poor's 500 Index

TOPIX- Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/17/26	USD	1,878,483	HKD	14,691,000	$570
Morgan Stanley	06/17/26	USD	6,590,837	EUR	5,597,000	(6,981)
Morgan Stanley	06/17/26	USD	3,100,708	GBP	2,312,000	45,024
Morgan Stanley	06/17/26	USD	2,293,714	AUD	3,254,000	46,826
Morgan Stanley	06/17/26	USD	4,308,815	BRL	22,470,000	173,701
Morgan Stanley	06/17/26	USD	10,991,017	EUR	9,496,000	179,307
Morgan Stanley	06/17/26	USD	1,460,539	MXN	25,568,000	(2,936)
Morgan Stanley	06/17/26	USD	1,369,814	SGD	1,743,000	4,403
Morgan Stanley	06/17/26	COP	9,033,729,000	USD	2,442,365	(13,120)
Morgan Stanley	06/17/26	MXN	3,047,000	USD	169,574	(4,132)
Morgan Stanley	06/17/26	BRL	611,000	USD	113,918	(7,969)
Morgan Stanley	06/17/26	USD	2,520,808	CNH	17,277,000	17,118
Morgan Stanley	06/17/26	CHF	802,000	USD	1,027,477	(4,454)
Morgan Stanley	06/17/26	JPY	412,789,000	USD	2,619,461	(28,204)
Morgan Stanley	06/17/26	USD	1,647,790	CAD	2,246,000	9,128
Morgan Stanley	06/17/26	USD	1,861,597	CHF	1,454,000	9,261
Morgan Stanley	06/17/26	USD	750,455	JPY	118,632,000	10,461
Morgan Stanley	06/17/26	USD	2,421,333	MXN	43,399,000	52,795
Morgan Stanley	06/17/26	GBP	421,000	USD	560,999	(11,819)
Morgan Stanley	06/17/26	CNH	7,868,000	USD	1,146,730	(9,050)
Morgan Stanley	06/17/26	HKD	14,691,000	USD	1,884,534	5,481
Morgan Stanley	06/17/26	USD	2,409,251	COP	9,033,729,000	46,234
Morgan Stanley	06/17/26	INR	214,978,000	USD	2,307,869	55,918
						$567,562

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

The open futures contracts held by the Fund at April 30, 2026, are as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount †	Value	(Depreciation)
Long Contracts	15	6/8/26	$1,911,454	$1,918,572	$(12,984)
Euro-BUXL
Long GILT 10-Year Bonds	54	6/26/26	6,767,741	6,362,666	(437,893)
NASDAQ 100 Index E-Mini	5	6/18/26	2,577,926	2,759,600	181,674
S&P 500 Index E-Mini	16		5,500,854	5,795,000	294,146
S&P TSX 60 Index	2	6/18/26	564,931	584,297	8,722
TOPIX Index	9		2,160,551	2,152,343	(42,732)
U.S. Ultra Long Treasury Bonds	16	6/18/26	1,863,034	1,840,500	(22,534)
			$21,346,491	$21,412,978	$(31,601)
Short Contracts
Euro STOXX 50	(22)	6/19/26	$(1,372,693)	$(1,507,910)	$(101,360)
FTSE 100 Index	(3)	6/19/26	(399,845)	(423,676)	(10,730)
FTSE China A50	(78)	5/28/26	(1,215,414)	(1,213,134)	2,280
IFSC Nifty50 Index	(48)	5/26/26	(2,306,552)	(2,317,728)	(11,176)
MSCI EAFE Index	(13)	6/19/26	(1,905,376)	(1,979,965)	(74,589)
MSCI Emerging Markets Index	(50)	6/19/26	(3,603,924)	(4,085,500)	(481,576)
S&P 500 Index E-Mini	(13)	6/18/26	(4,345,890)	(4,708,438)	(362,548)
TOPIX Index	(27)	6/11/26	(6,201,980)	(6,457,028)	(187,466)
			$(21,351,674)	$(22,693,379)	$(1,227,165)
			$(5,183)	$(1,280,401)	$(1,258,766)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

The following is a summary of the level inputs used as of April 30, 2026, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$433,319	$—	$433,319
Austria	—	158,877	—	158,877
Belgium	—	283,422	—	283,422
Brazil	220,767	—	—	220,767
Canada	1,218,103	—	—	1,218,103
Chile	112,908	186,862	—	299,770
China	501,785	1,866,702	—	2,368,487
Denmark	—	471,833	—	471,833
Finland	—	245,881	—	245,881
France	—	1,892,262	—	1,892,262
Germany	—	2,722,853	—	2,722,853
Greece	—	216,787	—	216,787
Hong Kong	—	1,432,283	—	1,432,283
Hungary	—	442,102	—	442,102
India	171,451	2,991,932	—	3,163,383
Ireland	—	199,752	—	199,752
Italy	—	930,297	—	930,297
Japan	—	8,980,298	—	8,980,298
Mexico	541,862	—	—	541,862
Netherlands	121,948	752,671	—	874,619
Norway	38,014	71,650	—	109,664
Poland	—	218,316	—	218,316
Portugal	—	326,003	—	326,003
South Africa	—	365,388	—	365,388
South Korea	—	2,252,493	—	2,252,493
Spain	—	1,173,555	—	1,173,555
Sweden	—	718,243	—	718,243
Switzerland	—	1,135,729	—	1,135,729
Taiwan	—	2,428,371	—	2,428,371
United Kingdom	174,771	4,506,343	—	4,681,114
United States	54,423,614	—	—	54,423,614

Total Common Stock	57,525,223	37,404,224	—	94,929,447
Corporate Obligations	—	10,389,616	—	10,389,616
Sovereign Debt	—	2,251,055	—	2,251,055
Exchange-Traded Funds	500,265	—	—	500,265
Rights	908	—	—	908
Preferred Stock	—	7,502	—	7,502
U.S. Treasury Obligations	—	12,754,337	—	12,754,337
Total Investments in Securities	$58,026,396	$62,806,734	$—	$120,833,130

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$486,822	$–	$–	$486,822
Unrealized Depreciation	(1,745,588)	–	–	(1,745,588)
Forward Foreign Currency Contracts*
Unrealized Appreciation	–	656,227	–	656,227
Unrealized Depreciation	–	(88,665)	–	(88,665)
Total Other Financial Instruments	$(1,258,766)	$567,562	$–	$(691,204)

*	Forward foreign currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2026 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $94,465,856)	$120,833,130
Cash and Cash Equivalents	6,172,415
Cash Pledged as Collateral for Futures Contracts	3,752,815
Unrealized Appreciation on Forward Foreign Currency Contracts	656,227
Cash Pledged as Collateral for Forward Foreign Currency Contracts	570,000
Dividend and Interest Receivable	336,765
Receivable for Investment Securities Sold	232,306
Reclaim Receivable	107,153
Other Prepaid Expenses	25,831
Total Assets	132,686,642
Liabilities:
Overdraft of Foreign Currency, at Value (Proceeds $641,520)	647,449
Payable for Investment Securities Purchased	243,007
Unrealized Depreciation on Forward Foreign Currency Contracts	88,665
Accrued Foreign Capital Gains Tax on Appreciated Securities	85,981
Payable due to Investment Adviser	30,054
Shareholder Servicing Fees Payable	15,375
Payable due to Administrator	12,652
Chief Compliance Officer Fees Payable	5,649
Unrealized Depreciation on Foreign Spot Currency Contracts	77
Payable for Capital Shares Redeemed	2
Other Accrued Expenses and Other Payables	104,116
Total Liabilities	1,233,027

Commitments and Contingencies †

Net Assets	$131,453,615
NET ASSETS CONSIST OF:
Paid-in Capital	$143,702,566
Total Accumulated Losses	(12,248,951)
Net Assets	$131,453,615
Institutional Shares:
Net Assets	$128,512,263
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	9,749,156
Net Asset Value, Offering and Redemption Price Per Share	$13.18
Investor Servicing Shares:
Net Assets	$2,941,352
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	223,160
Net Asset Value, Offering and Redemption Price Per Share	$13.18

†	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six
Months
Ended
April 30, 2026
(Unaudited)
Investment Income:
Dividends	$855,244
Interest	734,734
Less: Foreign Taxes Withheld	(45,422)
Total Investment Income	1,544,556
Expenses:
Investment Advisory Fees	479,588
Administration Fees	76,528
Trustees' Fees	9,085
Chief Compliance Officer Fees	4,690
Shareholder Servicing Fees, Investor Servicing Shares	2,129
Custodian Fees	39,023
Transfer Agent Fees	28,947
Legal Fees	27,116
Pricing Fees	22,747
Registration and Filing Fees	19,170
Printing Fees	13,182
Audit Fees	11,593
Other Expenses	31,812
Total Expenses	765,610
Less:
Waiver of Investment Advisory Fees	(284,770)
Net Expenses	480,840
Net Investment Income	1,063,716
Net Realized Gain (Loss) on:
Investments (net of Foreign Capital Gains Tax on Appreciated Securities of $6,580)	7,967,344
Futures Contracts	(1,718,916)
Forward Foreign Currency Contracts	(114,222)
Foreign Currency Transactions	60,956
Net Realized Gain	6,195,162

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six
Months
Ended
April 30, 2026
(Unaudited)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,609,546)
Futures Contracts	(680,552)
Foreign Capital Gains Tax on Appreciated Securities	32,006
Forward Foreign Currency Contracts	1,292,108
Foreign Currency Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(2,607)
Net Change in Unrealized Appreciation (Depreciation)	(3,968,591)
Net Realized and Unrealized Gain	2,226,571
Net Increase in Net Assets Resulting from Operations	$3,290,287

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended April
	30, 2026	Year Ended
	(Unaudited)	October 31, 2025
Operations:
Net Investment Income	$1,063,716	$2,271,953
Net Realized Gain	6,195,162	5,744,638
Net Change in Unrealized Appreciation (Depreciation)	(3,968,591)	10,226,324
Net Increase in Net Assets Resulting From Operations	3,290,287	18,242,915
Distributions:
Institutional Shares	(2,358,384)	(2,897,324)
Investor Servicing Shares	(48,831)	(71,744)
Total Distributions	(2,407,215)	(2,969,068)
Capital Share Transactions:(1)
Institutional Shares
Issued	16,344	886,782
Reinvestment of Distributions	2,358,384	2,897,324
Redeemed	(1,581,064)	(8,388,661)
Net Institutional Shares Transactions	793,664	(4,604,555)
Investor Servicing Shares
Reinvestment of Distributions	48,831	71,744
Redeemed	–	(690,459)
Net Investor Servicing Shares Transactions	48,831	(618,715)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	842,495	(5,223,270)
Total Increase in Net Assets	1,725,567	10,050,577
Net Assets:
Beginning of Period/Year	129,728,048	119,677,471
End of Period/Year	$131,453,615	$129,728,048

(1)	See Note 9 in the Notes to Financial Statements.

Amounts designated as “–” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year Institutional Shares

	Six Months		Year	Year	Year	Year	Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/ Year	$13.09		$11.57	$10.36	$9.93	$13.56	$11.08
Income (Loss) from Investment Operations:
Net Investment Income*	0.11		0.23	0.20	0.26	0.14	0.12
Net Realized and Unrealized Gain (Loss)	0.22		1.58	1.34	0.17	(3.07)	2.52

Total from Investment Operations	0.33		1.81	1.54	0.43	(2.93)	2.64

Dividends and Distributions:
Net Investment Income	(0.24)		(0.29)	(0.33)	(0.00)^	(0.04)	(0.16)
Net Realized Gains	–		–	–	–	(0.66)	–

Total Dividends and Distributions	(0.24)		(0.29)	(0.33)	0.00	(0.70)	(0.16)

Net Asset Value, End of Period/Year	$13.18		$13.09	$11.57	$10.36	$9.93	$13.56

Total Return†	2.60%		15.99%	14.96%	4.34%	(22.75)%	23.94%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$128,512		$126,859	$116,589	$105,556	$388,514	$225,285
Ratio of Expenses to Average Net Assets (1)	0.75	%††	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(1)	1.19	%††	1.23%	1.14%	0.98%	0.99%	1.05%
Ratio of Net Investment Income to Average Net Assets (2)	1.67	%††	1.88%	1.74%	2.45%	1.26%	0.95%
Portfolio Turnover Rate	64	%‡	133%	132%	105%	145%	130%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share data calculated using average shares method.
^	Value is less than $0.005 per share.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying fund in which the fund invest.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period/Year Investor Servicing Shares

	Six Months		Year	Year	Year	Year	Year
	Ended April		Ended	Ended	Ended	Ended	Ended
	30, 2026		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period/ Year	$13.08		$11.56	$10.34	$9.93	$13.55	$11.07
Income (Loss) from Investment Operations:
Net Investment Income*	0.10		0.21	0.18	0.25	0.12	0.12
Net Realized and Unrealized Gain (Loss)	0.22		1.58	1.34	0.16	(3.06)	2.51

Total from Investment Operations	0.32		1.79	1.52	0.41	(2.94)	2.63

Dividends and Distributions:
Net Investment Income	(0.22)		(0.27)	(0.30)	–	(0.02)	(0.15)
Net Realized Gains	–		–	–	–	(0.66)	–

Total Dividends and Distributions	(0.22)		(0.27)	(0.30)	–	(0.68)	(0.15)

Net Asset Value, End of Period/Year	$13.18		$13.08	$11.56	$10.34	$9.93	$13.55

Total Return†	2.51%		15.81%	14.86%	4.13%	(22.83)%	23.85%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$2,942		$2,869	$3,089	$3,546	$4,983	$6,742
Ratio of Expenses to Average Net Assets (1)	0.90	%††	0.90%	0.90%	0.90%	0.90%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(1)	1.34	%††	1.38%	1.31%	1.13%	1.14%	1.11%
Ratio of Net Investment Income to Average Net Assets (2)	1.52	%††	1.73%	1.58%	2.30%	1.04%	0.94%
Portfolio Turnover Rate	64	%‡	133%	132%	105%	145%	130%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying fund in which the fund invest.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2026, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During six months ended April 30, 2026, the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended April 30, 2026, the Fund has accrued foreign tax in the amount of $85,981, presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2026.

For the six months ended April 30, 2026, the average quarterly balances of forward foreign currency contracts were as follows:

Average Quarterly Notional Contracts Purchased	$38,741,657
Average Quarterly Notional Contracts Sold	$(12,993,211)

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2026. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the Board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2026.

For the six months ended April 30, 2026, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$17,234,831
Average Quarterly Notional Balance Short	$(19,377,748)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2026, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Unrealized appreciation on futures contracts	$486,822	*	Unrealized depreciation on futures contracts	$1,272,177	*

Interest rate contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	473,411	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	656,227		Unrealized depreciation on forward foreign currency contracts	88,665
Total		$1,143,049			$1,834,253

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2026, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(114,222)	$(114,222)
Equity contracts	(1,742,208)	—	(1,742,208)
Interest rate contracts	23,292	—	23,292
Total	$(1,718,916)	$(114,222)	$(1,833,138)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,292,108	$1,292,108
Equity contracts	(79,805)	—	(79,805)
Interest rate contracts	(600,747)	—	(600,747)
Total	$(680,552)	$1,292,108	$611,556

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2026:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received) †	Net Amount ‡
	Forward Foreign Currency Contracts
Morgan Stanley	$656,227	$(88,665)	$567,562	$—	$567,562
Total	$656,227	$(88,665)	$567,562	$—	$567,562

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡	Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2026, the Fund paid $76,528 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2026, the Investor Servicing Shares incurred $2,129 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2027 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2026. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027. As of April 30, 2026, the fees which were previously waived and/ or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $606,007, $551,476 and $612,445 expiring in 2027, 2028 and 2029, respectively. During the six months ended April 30, 2026, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2026, were as follows:

Purchases
Other	$69,823,637
Sales
Other	$84,535,451

There were no purchases or sales of the long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

9. Share Transactions:

Share Transactions were as follows:

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Institutional Shares
Issued	1,272	73,481
Reinvestment of Distributions	183,246	253,484
Redeemed	(124,345)	(715,355)
Total Institutional Shares Transactions	60,173	(388,390)
Investor Servicing Shares
Reinvestment of Distributions	3,794	6,277
Redeemed	–	(54,215)
Total Investor Servicing Shares Transactions	3,794	(47,938)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	63,967	(436,328)

Amounts designated as “–” are either not applicable, 0 or have been rounded to 0.

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The tax character of dividends or distributions declared during the years ended October 31:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2025	$2,969,068	$—	$—	$2,969,068
2024	3,115,643	—	—	3,115,643

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

As October 31, 2025 of the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$2,406,612
Capital Loss Carryforwards	(39,471,705)
Unrealized Appreciation	28,998,781
Other Temporary Differences	(5,065,711)
Total Accumulated Losses	$(13,132,023)

As of October 31, 2025, The Fund has short-term capital losses carried forward of $39,471,705. The Fund utilized $10,975,732 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sale, mark-to-market on passive foreign investment companies, GAAP amortization adjustment and perpetual bonds, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$94,465,856	$28,309,221	$(1,941,947)	$26,367,274

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/ or underperform the markets in which the Fund invests.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is described elsewhere in this section. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Bond Connect Investing Risk – Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Fixed Income Market Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Active Trading Risk – The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

12. Concentration of Shareholders:

At April 30, 2026, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the individual class shares outstanding, was as follows:

	No. of Shareholder	% Ownership
Institutional Shares	3	94%
Investor Servicing Shares	1	94%

13. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

14. Recent Accounting Pronouncement:

The Fund adopted FASB Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

15. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

On December 23, 2024, Pacific Century Group, the ultimate parent company of PineBridge Investments LLC, the investment adviser to the Fund (the “Adviser”), and MetLife Inc. (“MetLife”) announced that they entered into an agreement, pursuant to which MetLife Investment Management, the institutional asset management business of MetLife, would acquire PineBridge Investments, L.P.’s investment management business, including as it is conducted by the Adviser (the “Transaction”). In anticipation that the Transaction could be deemed to result in a change in control of the Adviser under the 1940 Act, and, consequently, in the assignment and automatic termination of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Prior Agreement”), a Board meeting was held on June 17–18, 2025 (the “Board Meeting”) to decide whether to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser for an initial term of two years (the “New Agreement”).

In preparation for the Board Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the New Agreement. The Trustees used this information, as well as other information that other service providers of the Fund submitted to the Board in connection with the Board Meeting and other meetings held in connection with and since the most recent renewal of the Prior Agreement, to help them decide whether to approve the New Agreement for an initial two-year term. In recognition of the fact that the Transaction was in progress and had not been consummated at the time of the Board Meeting and that the Board was being asked to approve the Adviser as it was expected to exist after the consummation of the Transaction, the materials provided by the Adviser addressed both the Adviser as it existed at the time of the Board Meeting and the Adviser as it was expected to exist after the consummation of the Transaction.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Specifically, the Board requested and received written materials from the Adviser regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that the Adviser was undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by the Adviser under the New Agreement; (iii) the Adviser’s operations and financial condition; (iv) the proposed advisory fees to be paid to the Adviser under the New Agreement; (v) the Adviser’s compliance program; and (vi) the Adviser’s investment management personnel.

At the Board Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the New Agreement. As part of their evaluation, the Independent Trustees received advice from independent counsel and met in executive session outside the presence of the Fund’s officers and management and the Adviser. In considering the approval of the New Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser after the closing of the Transaction; (ii) the investment performance of the Fund and the Adviser; and (iii) the fees to be paid to the Adviser under the New Agreement, as discussed in further detail below. In addition, the Board, in considering the New Agreement in the context of the Transaction, relied upon representations from the Adviser that: (a) the Transaction was not expected to affect the nature, quality and extent of services provided to the Fund by the Adviser that are discussed below; (b) the Adviser did not anticipate any material changes to its compliance program or code of ethics in connection with the Transaction; and (c) the portfolio managers for the Fund were not expected to change in connection with the Transaction.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser after the closing of the Transaction, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality of the continuing portfolio management personnel, the resources available to the Adviser after the consummation of the Transaction and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New Agreement and noted that the New Agreement has the same advisory fee as, and does not materially differ from, the Prior Agreement with respect to the Fund. The most recent investment adviser registration form (Form ADV) for the Adviser also was available to the Board. The Trustees also considered other services to be provided to the Fund by the Adviser such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser under the New Agreement would be satisfactory.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Investment Performance of the Adviser

In assessing the Adviser’s investment performance, the Board considered: Fund performance in connection with, and the related discussions led by representatives of the Adviser during, the meeting of the Board at which the Prior Agreement was most recently approved; and written reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. The Board also considered written reports provided by the Adviser providing Fund performance over various time periods and outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. Based on this information and the Adviser’s representation that the portfolio managers for the Fund were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support approval of the New Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

With respect to the cost of advisory services, the Board considered that the investment advisory fee payable to the Adviser under the New Agreement is the same as the investment advisory fee payable to the Adviser under the Prior Agreement. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The reports indicated that the Fund’s net and gross expense ratios and advisory fees were around or below the median of its peer group. The Board concluded, within the context of its full deliberations, that the advisory fees payable by the Fund under the New Agreement were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

With respect to profitability and economies of scale, the Board considered the Adviser’s profitability and economies of scale from its management of the Fund when it most recently approved the continuation of the Prior Agreement, but determined that such profitability and economies may change as a result of the changes to the Adviser’s ownership structure and operations that will occur after the consummation of the Transaction. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow under the New Agreement, but will do so during future considerations of the New Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2026 (Unaudited)

Approval of the New Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the New Agreement for an initial term of two years and recommend the approval of the New Agreement to the Funds’ shareholders. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

PineBridge Investments

Park Avenue Tower

65 East 55th Street

New York, NY 10022

1-877-225-4164

Investment Adviser:

PineBridge Investments LLC

Park Avenue Tower

65 East 55th Street

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-1100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026